BANK FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
BANK FINANCIAL ASSETS AND LIABILITIES
BANK FINANCIAL ASSETS AND LIABILITIES

29.MTS BANK FINANCIAL ASSETS AND LIABILITIES

To present the influence of current macroeconomic conditions the Group refined main approaches, which have the most significant influence on the amounts reflected in consolidated financial statements, to valuation of the level of expected credit losses on bank loans.

Loans to corporate customers:

1.	As of December 31, 2022 the Group has updated macroeconomic scenarios for Probability of default (PD) model using the updated macroeconomic forecasts by the Central Bank of Russian Federation and World Bank;
2.	Decrease of risk appetite caused by:
-	Enhancement of authorization procedures for new loans and tranches for existing lines of credit;
-	Review of new loan applications in light of stressful scenario of economic development according to budget and business plan;
-	Tendency to replace revolving and non-revolving lines of credit with products that have more preferable risk profile, like overdrafts and factoring;
-	Launch of enhanced monitoring of existing borrowers.

Loans to individuals, small and medium businesses:

1.	As of December 31, 2022 the PD model considered the effect of macroeconomic situation and its impact on the portfolio behavior;
2.	Decrease of risk appetite caused by:
-	Review of new loan applications in light of stressful scenario of economic development;
-	Launch of enhanced monitoring of existing borrowers;
-	Launch of restructuring programs for troubled borrowers.

Bank deposits and loans to customers

The table below represents the structure and amounts of current and non-current bank deposits and loans to customers as of December 31, 2022 and 2021.

	December 31,
	2022	2021
Loans to customers	267,700	223,566
Due from banks	3,432	3,514
Allowance for ECL	(36,798)	(21,144)

Total bank deposits and loans to customers, net	234,334	205,936

Less: current portion	(96,135)	(87,594)

Bank deposits and loans to customers, non-current	138,199	118,342

The structure and amounts of bank loans to customers as of December 31, 2022 and 2021 is presented in the table below:

	December 31,
	2022	2021
Loans to legal entities
Corporate borrowers	16,132	28,409
Medium-sized enterprises and small businesses	1,454	1,706

Total loans to legal entities	17,586	30,115

Loans to individuals
Mortgage loans	22,730	16,553
Consumer loans	168,024	139,766
Credit cards	59,315	36,933
Other	45	200

Total loans to individuals	250,114	193,452

Due from banks
Time deposits with banks	1,175	1,781
Obligatory reserves with the Central Banks	2,257	1,733

Total due from banks	3,432	3,514

Total bank deposits and loans to customers	271,132	227,081

Less: allowance for expected credit losses	(36,798)	(21,144)

Total bank deposits and loans to customers, net	234,334	205,937

The table below summarizes carrying value of loans to customers aggregated by types of collateral obtained by the Group:

	December 31,
	2022	2021
Pledge of real estate	26,012	19,115
Guaranties	9,085	22,380
Securities	131	284
Pledge of equipment	—	1
Unsecured loans	232,472	181,787
Allowance for expected credit losses	(36,654)	(21,114)
Total loans to customers, net	231,046	202,453

The balances above do not necessarily reflect the fair value of collateral received.

Movements in the allowance for impairment losses attributable to bank deposits and loans to customers for the year ended December 31, 2022 and 2021 are presented in the table below:

	Loans to	Due from
	customers	banks	Total
Balance as at January 1, 2022	21,114	30	21,144

Provision charge/release	22,490	155	22,645
Recovery of previously written-off assets	522	—	522
Bad debt written-off	(3,735)	(41)	(3,776)
Sale of loans	(3,226)	—	(3,226)
Other movements	(511)	—	(511)

Balance as at December 31, 2022	36,654	144	36,798

	Loans to	Due from
	customers	banks	Total
Balance as at January 1, 2021	16,436	10	16,446
Provision charge/release	11,046	20	11,066
Recovery of previously written-off assets	1,557	—	1,557
Bad debt written-off	(3,361)	—	(3,361)
Sale of loans	(4,324)	—	(4,324)
Other movements	(240)	—	(240)
Balance as at December 31, 2021	21,114	30	21,144

Movements in provision for expected credit losses on loans to legal entities for the year ended December 31, 2022 and 2021 were as follows:

	Stage 1	Stage 2	Stage 3	Total

Balance as at January 1, 2022	818	25	2,295	3,138

- Transfer to stage 1	29	(28)	(1)	—
- Transfer to stage 2	(135)	136	(1)	—
- Transfer to stage 3	—	(89)	89	—
New financial assets originated or purchased	194	—	—	194
Change due to change of credit risk	(57)	46	(184)	(195)
Sale of loans	—	—	(6)	(6)
Write-offs	—	—	(15)	(15)
Recovery of previously written-off assets	—	—	235	235
Other movements	(635)	—	124	(511)

Balance as at December 31, 2022	214	90	2,536	2,840

In June 2022 the Group has performed renovation of several loans that were given to legal entities. According to the novation loan claims in amount of 5,106 mln RUB, including allowance for expected credit losses in amount of 635 mln RUB, were replaced with claims on investment property. As of December 31, 2022 these claims in amount of 2,361 mln RUB, including allowance for expected credit losses in amount of 619 mln RUB, were included in Other assets.

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2021	899	141	2,704	3,744
- Transfer to stage 1	119	(119)	—	—
- Transfer to stage 2	(46)	49	(3)	—
- Transfer to stage 3	(105)	(26)	131	—
New financial assets originated or purchased	317	—	—	317
Change due to change of credit risk	(126)	(20)	(1,433)	(1,579)
Write-offs	—	—	(79)	(79)
Recovery of previously written-off assets	—	—	975	975
Other movements	(240)	—	—	(240)
Balance as at December 31, 2021	818	25	2,295	3,138

Movements in provision for expected credit losses attributable to loans to individuals for the year ended December 31, 2022 and 2021 were as follows:

	Stage 1	Stage 2	Stage 3	Total

Balance as at January 1, 2022	6,093	3,361	8,522	17,976

- Transfer to stage 1	1,844	(1,690)	(154)	—
- Transfer to stage 2	(2,600)	3,086	(486)	—
- Transfer to stage 3	(115)	(10,263)	10,378	—
New financial assets originated or purchased	4,644	—	—	4,644
Change due to change of credit risk	(3,813)	12,497	9,163	17,847
Write-offs	—	—	(3,720)	(3,720)
Sales	—	—	(3,220)	(3,220)
Recovery of previously written-off assets	—	—	287	287

Balance as at December 31, 2022	6,053	6,991	20,770	33,814

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2021	3,099	1,446	8,147	12,692
- Transfer to stage 1	1,809	(1,633)	(176)	—
- Transfer to stage 2	(939)	1,220	(281)	—
- Transfer to stage 3	(278)	(4,691)	4,969	—
New financial assets originated or purchased	3,821	—	—	3,821
Change due to change of credit risk	(1,419)	7,019	2,887	8,487
Write-offs	—	—	(3,282)	(3,282)
Sales	—	—	(4,324)	(4,324)
Recovery of previously written-off assets	—	—	582	582
Balance as at December 31, 2021	6,093	3,361	8,522	17,976

The following valuation categories represent the Group’s classification of credit quality of the loans:

●Low to fair risk – loans of high credit quality and low probability of default, not past due or immaterially overdue;
●Monitoring – loans with increased probability of default including restructured loans;
●Impaired – impaired loans including more than 90 days overdue.

The table below summarizes information regarding the quality of loans to individuals:

As of December 31, 2022	Stage 1	Stage 2	Stage 3	Total

Low to fair risk	197,198	16,268	—	213,466
Monitoring	—	8,105	5,034	13,139
Impaired	—	—	23,509	23,509
Loss allowance	(6,053)	(6,991)	(20,770)	(33,814)

Total	191,145	17,382	7,773	216,300

As of December 31, 2021	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	174,667	756	—	175,423
Monitoring	—	7,125	832	7,957
Impaired	—	—	10,072	10,072
Loss allowance	(6,093)	(3,361)	(8,522)	(17,976)
Total	168,574	4,520	2,382	175,476

The table below summarizes information regarding the quality of loans to legal entities:

As of December 31, 2022	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	9,928	4,236	—	14,164
Monitoring	179	191	—	370
Doubtful	—	—	2	2
Impaired	—	—	3,050	3,050
Loss allowance	(214)	(90)	(2,536)	(2,840)

Total	9,893	4,337	516	14,746

As of December 31, 2021	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	20,575	721	—	21,296
Monitoring	5,700	72	—	5,772
Doubtful	—	—	767	767
Impaired	—	—	2,280	2,280
Loss allowance	(818)	(25)	(2,295)	(3,138)
Total	25,457	768	752	26,977

Analysis by credit quality of loans to individuals outstanding as of December 31, 2022 is as follows:

				Provision for
		Provision for		ECL to
As of December 31, 2022	Gross loans	ECL	Net loans	gross loans
Collectively assessed
Not past due	213,465	(9,922)	203,543	5%
Overdue:
up to 30 days	6,203	(1,718)	4,485	28%
31 to 60 days	3,588	(1,904)	1,684	53%
61 to 90 days	3,037	(1,930)	1,107	64%
91 to 180 days	6,578	(4,779)	1,799	73%
over 180 days	16,775	(13,513)	3,262	81%
Total collectively assessed loans	249,646	(33,766)	215,880	14%
Individually impaired
Not past due	308	(18)	290	6%
Overdue:
up to 30 days	—	—	—	0%
31 to 60 days	3	—	3	0%
61 to 90 days	—	—	—	0%
91 to 180 days	18	—	18	0%
over 180 days	139	(30)	109	22%
Total individually impaired loans	468	(48)	420	10%
Total	250,114	(33,814)	216,300	14%

Analysis by credit quality of loans to medium-sized enterprises and small businesses outstanding as of December 31, 2022 is as follows:

				Provision for
		Provision for		ECL to
As of December 31, 2022	Gross loans	ECL	Net loans	gross loans
Collectively assessed
Not past due	760	(10)	750	1%
Overdue:
up to 30 days	20	(4)	16	18%
31 to 60 days	17	(16)	1	91%
61 to 90 days	7	(6)	1	82%
91 to 180 days	29	(25)	4	87%
over 180 days	621	(446)	175	72%
Total collectively assessed loans	1,454	(507)	947	35%

Analysis by credit quality of loans to individuals outstanding as of December 31, 2021 is as follows:

				Provision for
		Provision for		ECL to gross
As of December 31, 2021	Gross loans	ECL	Net loans	loans
Collectively assessed
Not past due	175,422	(6,297)	169,125	4%
Overdue:
up to 30 days	3,989	(1,090)	2,899	27%
31 to 60 days	2,007	(1,240)	767	62%
61 to 90 days	1,584	(1,093)	491	69%
91 to 180 days	3,248	(2,499)	749	77%
over 180 days	6,641	(5,659)	982	85%

Total collectively assessed loans	192,891	(17,878)	175,013	9%

Individually impaired
Not past due	364	(22)	342	6%
Overdue:
up to 30 days	—	—	—	0%
31 to 60 days	8	—	8	0%
61 to 90 days	3	(1)	2	33%
91 to 180 days	5	(1)	4	20%
over 180 days	181	(74)	107	41%

Total individually impaired loans	561	(98)	463	17%

Total	193,452	(17,976)	175,476	9%

Analysis by credit quality of loans to medium-sized enterprises and small businesses outstanding as of December 31, 2021 is as follows:

				Provision for
		Provision for		ECL to gross
As of December 31, 2021	Gross loans	ECL	Net loans	loans
Collectively assessed
Not past due	1,079	(22)	1,057	2%
Overdue:
up to 30 days	19	(8)	11	42%
31 to 60 days	15	(14)	1	93%
61 to 90 days	11	(10)	1	91%
91 to 180 days	14	(11)	3	79%
over 180 days	568	(374)	194	66%

Total collectively assessed loans	1,706	(439)	1,267	26%

Bank deposits and liabilities

The table below represents the structure and amounts of current and non-current bank deposits and liabilities as of December 31, 2022 and 2021.

	December 31,
	2022	2021
Customer accounts	249,696	192,177
Due to banks and other financial institutions	10,984	21,430
Debt securities issued	10,481	5,581
Other financial liabilities	1,980	2,180
Total bank deposits and liabilities	273,141	221,368
Less: current portion	(260,744)	(207,055)
Total bank deposits and liabilities, non-current	12,397	14,313

The structure and amounts of customer accounts of December 31, 2022 and 2021 are presented below:

	December 31,
	2022	2021
Legal entities
- Current/settlement accounts	40,276	13,311
- Term deposits	67,469	63,003

Individuals
- Current/settlement accounts	30,767	20,654
- Term deposits	111,184	95,209

Total customer accounts	249,696	192,177

The structure and amounts of due to banks as of December 31, 2022 and 2021 are presented below:

	December 31,
	2022	2021
Loans under repurchase agreements	4,002	9,333
Loans and term deposits from banks and other financial institutions	1,894	9,474
Correspondent accounts of other banks	5,088	2,623
Total due to banks	10,984	21,430

Loans under repurchase agreements were secured by the following collateral:

●	Securities measured at fair value through profit/loss with the value of RUB 0 million and RUB 1,946 million as of December 31, 2022 and 2021 respectively;
●	Securities measured at amortized cost with the value of RUB 0 million and RUB 8,624 million as of December 31, 2022 and 2021 respectively;
●	Securities measured at fair value through other comprehensive income with the value of RUB 4,456 million and RUB 0 million as of December 31, 2022 and 2021 respectively.

In November 2015, MTS Bank received a subordinated debt of RUB 7,246 million in the form of OFZ from the state corporation DIA with the date of maturity January 22, 2025. In accordance with the terms of the contract, MTS Bank should return the securities to the creditor at the end of the contract period. The Group does not recognize the securities and the obligation to return them to the creditor in the consolidated statement of financial position as of December 31, 2022 and 2021. In accordance with the contract, MTS Bank should comply with certain covenants with respect to capital, loan portfolio, employee benefits. If the above conditions are not met, DIA may apply penalties to MTS Bank. The contract also includes certain restrictions on sale or repledge of the securities by MTS Bank. The securities received from DIA were not pledged as a collateral as of December 31, 2022 and 2021.

An analysis of liquidity and interest rate risk inherent to bank assets as of December 31, 2022 and 2021 is presented in the following table.

The following tables, based on the information provided to the management of the Group, reflect the structure of assets and liabilities in accordance with the contractual maturity, with the exception of trading securities at fair value through other comprehensive income.

In the liquidity analysis, the deposits of individuals are disclosed by maturities in accordance with the agreement. According to Russian legislation these deposits can be withdrawn upon a request within 1 month. However, on the basis of the analysis of the Group’s history and experience, such deposits are extended rather than withdrawn. Additionally, on the ground of the Group’s forecasts based on different behaviour of deposit holders, the scenario of withdrawing all deposits within a horizon up to 1 month is considered as extremely stressed and is not used for liquidity management and, thus, for financial statements disclosure.

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2022	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Cash and cash equivalents	20,117	—	—	—	—	—	20,117
Financial assets at fair value through other comprehensive income	377	1,215	665	10,971	8,355	812	22,395
Financial assets at fair value through profit or loss	697	—	—	—	—	—	697
Loans to customers	10,967	19,970	61,906	112,482	19,554	6,167	231,046
Investments in securities	9	211	1,286	1,299	—	—	2,805

Total interest bearing financial assets	32,167	21,396	63,857	124,752	27,909	6,979	277,060

Cash and cash equivalents	38,103	—	—	—	—	—	38,103
Financial assets at fair value through profit or loss	—	—	—	—	—	—	—
Due from banks	—	—	—	—	—	3,427	3,427
Other financial assets	4,038	7	3	—	—	2,300	6,348

Total non-interest bearing financial assets	42,141	7	3	—	—	5,727	47,878

Total financial assets	74,308	21,403	63,860	124,752	27,909	12,706	324,938

The Group stable sources of funding as:

●	OFZ received from the SC DIA, reflected on off-balance accounts, but recorded in the report as stable sources of financing with a maturity of up to 1 month (5% discount from the current market price was also applied to them);
●	Investments into debt securities measured at fair value through profit and loss. The amount of investments attributed in the table for a period of up to 30 days is adjusted, based on the following approach: for securities included in the Lombard List of the CBR, 85% of the investments amount is assigned for a period of up to 30 days; all others – to maturity. The possibility of attracting liquidity for direct REPO transactions with an effective discount of 15% is simulated;
●	Investments into securities measured at amortized cost and fair value through other comprehensive income: for investments included in the CBR Lombard List, which are adjusted for a 15% discount, are recognized as stable sources of financing. These securities are classified as measured at amortized cost. The Group does not plan to dispose of these securities under the current business model, but can sell them with a repurchase obligation (under a direct REPO transaction) to satisfy liquidity needs in times of stress;
●	Time deposits of individuals: a part of the planned deposits amounts is reflected within stable sources of funding, as the Group expects that they will be either prolonged or replaces. Shares are determined in accordance with the conservative estimate based on scenario modeling, which does not contradict current historical statistics;
●	Settlement accounts of individuals and legal entities: a part of small account amounts in accordance with the conservative estimate of the level of settling balances are reflected under stable sources of funding, as the Group expects that there will be neither movement nor replacement among these amounts. Shares are determined in accordance with the conservative estimate based on scenario modeling, which does not contradict current historical statis.

	Up to	1 month to	3 months to	1 year to	Over 5	Maturity
As of December 31, 2022	1 month	3 months	1 year	5 years	years	undefined	Total
Financial liabilities
Due to banks and other financial institutions	(6,220)	—	—	(64)	—	—	(6,284)
Customer accounts	(52,665)	(18,956)	(107,500)	(7,316)	—	—	(186,437)
Debt securities issued	(322)	(114)	(5,057)	(4,988)	—	—	(10,481)
Lease obligations	(22)	(45)	(222)	(393)	(3)	—	(685)

Total interest bearing financial liabilities	(59,229)	(19,115)	(112,779)	(12,761)	(3)	—	(203,887)

Due to banks and other financial institutions	(4,700)	—	—	—	—	—	(4,700)
Customer accounts	(62,546)	—	—	—	—	(713)	(63,259)
Other financial liabilities	(2,277)	(297)	(2,446)	—	—	—	(5,020)

Total non-interest bearing financial liabilities	(69,523)	(297)	(2,446)	—	—	(713)	(72,979)

Total financial liabilities	(128,752)	(19,412)	(115,225)	(12,761)	(3)	(713)	(276,866)

Liquidity gap	(54,444)	1,991	(51,365)	111,991	27,906

Stable sources of funding	88,179	(22,598)	56,312	(19,814)	(102,092)

Net liquidity gap	33,748	(20,607)	4,947	92,177	(74,186)

Cumulative liquidity gap	33,748	13,141	18,088	110,265	36,079

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2021	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	24,769	—	—	—	—	1	24,770
Due from banks	1,781	—	—	—	—	—	1,781
Loans to customers	9,985	18,848	50,342	109,949	11,346	1,983	202,453
Investments in securities	9	514	5,555	2,808	—	—	8,886

Total interest bearing financial assets	36,544	19,362	55,897	112,757	11,346	1,984	237,890

Cash and cash equivalents	15,974	—	—	—	—	—	15,974
Due from banks	—	—	—	—	—	1,733	1,733
Other financial assets	2,272	6	15	—	—	31	2,324

Total non-interest bearing financial assets	18,246	6	15	—	—	1,764	20,031

Total financial assets	54,790	19,368	55,912	112,757	11,346	3,747	257,920

	Up to 1	1 month to	3 months to	1 year to	Over	Maturity
	month	3 months	1 year	5 years	5 years	undefined	Total

Financial liabilities
Due to banks and other financial institutions	(18,788)	—	—	(19)	—	—	(18,807)
Customer accounts	(35,294)	(13,801)	(95,472)	(9,114)	—	—	(153,681)
Debt securities issued	(32)	—	(350)	(5,199)	—	—	(5,581)
Lease obligations	(17)	(44)	(200)	(471)	—	—	(732)

Total interest bearing financial liabilities	(54,131)	(13,845)	(96,022)	(14,803)	—	—	(178,801)

Due to banks and other financial institutions	(2,623)	—	—	—	—	—	(2,623)
Customer accounts	(38,496)	—	—	—	—	—	(38,496)
Other financial liabilities	(2,857)	(1,147)	(2,262)	—	—	—	(6,266)

Total non-interest bearing financial liabilities	(43,976)	(1,147)	(2,262)	—	—	—	(47,385)

Total financial liabilities	(98,107)	(14,992)	(98,284)	(14,803)	—	—	(226,186)

Liquidity gap	(43,317)	4,376	(42,372)	97,954	11,346

Stable sources of funding	43,901	(2,392)	43,814	(3,519)	(81,804)

Net liquidity gap	584	1,984	1,442	94,435	(70,458)

Cumulative liquidity gap	584	2,568	4,010	98,445	27,987

Analysis of the liquidity and interest rate risks as of December 31, 2022 and 2021 is presented in the following table. The amounts in the table below represent future aggregate undiscounted cash flows.

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2022	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total

Interest bearing financial liabilities
Due to banks	6.9%	(6,230)	—	—	(72)	—	—	(6,302)
Customer accounts	8.1%	(53,465)	(19,323)	(112,681)	(13,139)	—	—	(198,608)
Debt securities issued	8.9%	(329)	(128)	(5,561)	(5,819)	—	—	(11,837)
Lease obligations	8.3%	(22)	(46)	(234)	(479)	(6)	—	(787)

Total interest bearing financial liabilities		(60,046)	(19,497)	(118,476)	(19,509)	(6)	—	(217,534)

Non-interest bearing financial liabilities
Due to banks		(4,700)	—	—	—	—	—	(4,700)
Customer accounts		(62,546)	—	—	—	—	(713)	(63,259)
Other financial liabilities		(2,277)	(297)	(2,446)	—	—	—	(5,020)
Total non-interest bearing financial liabilities and commitments		(69,523)	(297)	(2,446)	—	—	(713)	(72,979)

Total financial liabilities		(129,569)	(19,794)	(120,922)	(19,509)	(6)	(713)	(290,513)

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2021	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total

Interest bearing financial liabilities
Due to banks	8.4%	(18,788)	—	(19)	—	—	—	(18,807)
Customer accounts	6.3%	(35,402)	(13,964)	(98,665)	(10,164)	—	—	(158,195)
Debt securities issued	7.3%	(33)	—	(695)	(5,389)	—	—	(6,117)
Lease obligations	5.2%	(11)	(45)	(200)	(471)	(1)	—	(728)
		—	—	—	—	—	—	—
Total interest bearing financial liabilities		(54,234)	(14,009)	(99,579)	(16,024)	(1)	—	(183,847)

Non-interest bearing financial liabilities		—	—	—	—	—	—	—
Due to banks		(2,623)	—	—	—	—	—	(2,623)
Customer accounts		(38,496)	—	—	—	—	—	(38,496)
Other financial liabilities		(2,857)	(1,147)	(2,262)	—	—	—	(6,266)
Total non-interest bearing financial liabilities and commitments		(43,976)	(1,147)	(2,262)	—	—	—	(47,385)

Total financial liabilities		(98,210)	(15,156)	(101,841)	(16,024)	(1)	—	(231,232)

The Group has contingent liabilities (future period obligations) represented by bank guarantees in amount of RUB 18,691 million as at December 31, 2022 (RUB 21,869 million as at December 31, 2021).

Information on the maximum amount of credit risk on guarantees issued and commitments on loans is presented below:

As of December 31, 2022	Stage 1	Stage 2	Stage 3	Total

Commitments on loans	66,258	1,314	57	67,629
Guarantees issued	16,434	1,979	213	18,626

Less provision	(826)	(25)	(192)	(1,043)

Total commitments on loans and guarantees issued	81,866	3,268	78	85,212

As of December 31, 2021	Stage 1	Stage 2	Stage 3	Total

Commitments on loans	36,759	745	33	37,537
Guarantees issued	13,798	2,257	100	16,155

Less provision	(687)	(15)	(50)	(752)

Total commitments on loans and guarantees issued	49,870	2,987	83	52,940